CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 162,152	$ 371,063
Short-term deposits	5,000	5,000
Accounts receivable, net	48,453	47,803
Prepaid expenses and other current assets	9,825	9,830
Short-term investments	130,428	0
Total current assets	355,858	433,696
Property and equipment, net	10,970	12,704
Operating lease right-of-use assets	21,203	25,310
Deferred contract acquisition costs	15,587	16,558
Other assets, noncurrent	6,953	7,593
Total assets	410,571	495,861
Current liabilities:
Accounts payable	1,911	2,309
Accrued compensation and benefits	27,532	26,365
Guarantee obligations	12,278	13,061
Provision for chargebacks, net	10,458	9,434
Operating lease liabilities, current	6,075	5,590
Accrued expenses and other current liabilities	12,466	13,780
Total current liabilities	70,720	70,539
Operating lease liabilities, noncurrent	18,947	21,940
Other liabilities, noncurrent	26,145	21,078
Total liabilities	115,812	113,557
Commitments and Contingencies
Shareholders’ equity:
Treasury shares at cost, 52,025,888 and 30,049,351 ordinary shares as of December 31, 2025 and 2024, respectively	(260,451)	(154,223)
Additional paid-in capital	1,029,328	982,131
Accumulated other comprehensive profit (loss)	(62)	887
Accumulated deficit	(474,056)	(446,491)
Total shareholders’ equity	294,759	382,304
Total liabilities and shareholders’ equity	410,571	495,861
Common Class A
Shareholders’ equity:
Common stock, value, issued	0	0
Common Class B
Shareholders’ equity:
Common stock, value, issued	$ 0	$ 0